Fair Values of Assets and Liabilities - Changes in Fair Value for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-Agency Prime [Member] | Mortgage-Backed Securities Residential [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	$ 242	$ 318	$ 405
Net Gains (Losses) Included in Net Income		(1)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	(2)		(4)
Sales	(234)
Principal Payments	(6)	(75)	(83)
Settlements	0	0	0
End of Period Balance		242	318
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period			(4)
Non-Agency Non-Prime [Member] | Mortgage-Backed Securities Residential [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	195	240	280
Net Gains (Losses) Included in Net Income		(1)	(1)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	(17)	(2)	(1)
Sales	(175)
Principal Payments	(3)	(42)	(38)
Settlements	0	0	0
End of Period Balance		195	240
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period		(2)	(1)
Corporate Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	9	9	9
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	2
Sales	(11)
Settlements	0	0	0
End of Period Balance		9	9
Asset-Backed Securities Other [Member] | Asset-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	2	2	62
Net Gains (Losses) Included in Net Income			4
Net Gains (Losses) Included in Other Comprehensive Income (Loss)			(2)
Sales	(2)		(51)
Principal Payments			(11)
Settlements	0	0	0
End of Period Balance		2	2
Mortgage Servicing Rights [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	2,591	2,512	2,338
Net Gains (Losses) Included in Net Income	(404)	(488)	(487)
Purchases	13	43	29
Issuances	445	524	632
Settlements	0	0	0
End of Period Balance	2,645	2,591	2,512
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period	(404)	(488)	(487)
Available-for-Sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	448	569	756
Net Gains (Losses) Included in Net Income		(2)	3
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	(17)	(2)	(7)
Sales	(422)		(51)
Principal Payments	(9)	(117)	(132)
Settlements	0	0	0
End of Period Balance		448	569
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period		(2)	(5)
Derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	171	498	574
Net Gains (Losses) Included in Net Income	317	332	707
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	0	0	0
Purchases	1	2	1
Sales	(10)	(14)	(13)
Principal Payments	0	0	0
Issuances	0	0	0
Settlements	(372)	(647)	(771)
End of Period Balance	107	171	498
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period	$ (52)	$ (257)	$ 135